Financial Instruments and Risks - Summary of Maturity Profile of Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Total loans		$ 3,423
Lease liabilities	$ 14,560	4,153
Accounts payable	6,737	1,281
Accrued expenses	15,972	1,281
Other financial non-current liabilities		1,024
Total contractual liabilities	37,269	11,162
COVID CHF 1M
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Total loans		1,137
COVID CHF 500K
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Total loans		568
COVID EUR 1.4M
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Total loans		1,718
Year 2022
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Total loans		2,926
Lease liabilities	2,018	1,134
Accounts payable	6,737	1,281
Accrued expenses	15,972	1,281
Total contractual liabilities	24,727	6,622
Year 2022 | COVID CHF 1M
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Total loans		1,137
Year 2022 | COVID CHF 500K
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Total loans		71
Year 2022 | COVID EUR 1.4M
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Total loans		1,718
Between 1 and 5 Years
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Total loans		497
Lease liabilities	8,467	3,005
Other financial non-current liabilities		1,024
Total contractual liabilities	8,467	4,526
Between 1 and 5 Years | COVID CHF 500K
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Total loans		497
Within 1 Year
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Lease liabilities	4,075	14
Total contractual liabilities	4,075	14
Net Carrying Amount
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Total loans		3,330
Lease liabilities	13,059	3,919
Accounts payable	6,737	1,281
Accrued expenses	15,972	9,081
Other financial non-current liabilities		1,024
Total contractual liabilities	$ 35,768	18,635
Net Carrying Amount | COVID CHF 1M
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Total loans		1,132
Net Carrying Amount | COVID CHF 500K
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Total loans		507
Net Carrying Amount | COVID EUR 1.4M
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Total loans		$ 1,691